One Financial Way

Montgomery, Ohio 45242

Telephone: 513-794-6100

VIA EDGAR TRANSMISSION

January 2, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AuguStar Variable Account R ("Registrant")
AuguStar Life Insurance Company ("Depositor")
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
(Investment Company Act Number 811-1978)
(Central Index Key 0000770291)

PRODUCT NAME	FILE NUMBER
GP VUL	333-292525
Vari-Vest I	333-292518
Vari-Vest II	333-292520
Vari-Vest III	333-292519
Vari-Vest IV	333-292517
Vari-Vest V	333-292522
Vari-Vest Asset Builder	333-292524
Vari-Vest Survivor	333-292510
Virtus VUL	333-292527

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 433-5690.

Very truly yours,

/s/ Manda Ghaferi
Manda Ghaferi
General Counsel